Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents (Note 5)	$ 389,328	$ 289,183
Accounts receivable, net of allowances for doubtful accounts, billing adjustments and merchant losses of $4.0 million and $5.2 million as of 2015 and 2014, respectively (Note 4)	314,705	283,203
Deferred income tax assets (Note 15)	24,670	15,190
Prepaid expenses and other current assets (Note 6)	154,199	98,974
Current assets of discontinued operations (Note 2)		4,003
Total current assets	882,902	690,553
Goodwill (Note 7)	1,545,424	1,547,397
Computer software, net of accumulated amortization of $680.6 million and $613.3 million as of 2015 and 2014, respectively (Note 9)	405,070	366,148
Other intangible assets, net of accumulated amortization of $257.1 million and $181.9 million as of 2015 and 2014, respectively (Note 8)	328,320	404,107
Property and equipment, net of accumulated depreciation and amortization of $457.3 million and $423.2 million as of 2015 and 2014, respectively (Note 10)	289,898	290,585
Contract acquisition costs, net of accumulated amortization of $287.9 million and $276.1 million as of 2015 and 2014, respectively (Note 11)	247,811	236,305
Equity investments, net (Note 12)	106,118	100,468
Deferred income tax assets (Note 15)	5,598	7,002
Other assets	97,159	91,016
Total assets	3,908,300	3,733,581
Current liabilities:
Accrued salaries and employee benefits	66,594	38,001
Accounts payable (Note 4)	52,213	48,793
Current portion of long-term borrowings (Note 13)	50,364	43,784
Current portion of obligations under capital leases (Note 13)	3,468	7,127
Other current liabilities (Note 14)	166,579	154,805
Current liabilities of discontinued operations (Note 2)		4,003
Total current liabilities	339,218	296,513
Long-term borrowings, excluding current portion (Notes 4 and 13)	1,379,971	1,398,132
Deferred income tax liabilities (Note 15)	216,470	211,820
Obligations under capital leases, excluding current portion (Note 13)	3,663	6,974
Other long-term liabilities	96,886	98,006
Total liabilities	2,036,208	2,011,445
Redeemable noncontrolling interest in consolidated subsidiary	$ 23,410	$ 22,492
Commitments and contingencies (Note 16)
Shareholders' equity: (Notes 18 ,19 ,20 and 21)
Common stock - $0.10 par value. Authorized 600,000 shares; 202,769 and 202,775 issued as of 2015 and 2014, respectively; 182,781 and 184,939 outstanding as of 2015 and 2014, respectively	$ 20,277	$ 20,278
Additional paid-in capital	241,891	171,270
Accumulated other comprehensive income, net	(33,544)	(11,926)
Treasury stock, at cost (19,988 and 17,836 shares as of 2015 and 2014, respectively)	(641,664)	(453,230)
Retained earnings	2,256,058	1,966,370
Total shareholders' equity	1,843,018	1,692,762
Noncontrolling interests in consolidated subsidiary	5,664	6,882
Total equity	1,848,682	1,699,644
Total liabilities and equity	$ 3,908,300	$ 3,733,581